Income Taxes (Effective Tax Rates Differ from Federal Statutory Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Federal income tax rate	34.00%	34.00%	34.00%
Federal statutory rate times financial statement income (loss)	$ 1,177	$ 829
Stock compensation	(49)	6
Bank owned life insurance income	(46)	(45)
Revaluation of net deferred tax asset	979
Other	54	20
Total	$ 2,115	$ 810
Effective tax rate	61.00%	33.00%